American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Veedot® Fund
Supplement dated August 1, 2016 ■ Summary Prospectus dated March 1, 2016 (as revised March 21, 2016) and Prospectus dated March 1, 2016

VEEDOT FUND
The following replaces the tables in the Fees and Expenses section on page 1 of the summary prospectus and page 2 of the prospectus:
Shareholder Fees - VEEDOT FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%
Maximum Account Fee	$ 25	none

Annual Fund Operating Expenses - VEEDOT FUND		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fees (as a percentage of Assets)		1.25%	1.05%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.26%	1.06%
Fee Waiver or Reimbursement	[1]	0.10%	0.10%
Net Expenses (as a percentage of Assets)		1.16%	0.96%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VEEDOT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	390	683	1,513
INSTITUTIONAL CLASS	98	328	576	1,285